Note 13 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about income tax provision [text block]
	Year ended March 31, 2025		Year ended March 31, 2024	Year ended March 31, 2023
Income (loss) before taxes for the year		$(3,615,375)	$(4,472,170)	$956,578
Canadian federal and provincial income tax rates		27%	27%	27%
Expected income tax recovery based on above rates		(976,000)	(1,207,000)	258,000
Change in statutory, foreign tax, foreign exchange rates and other		35,000	(3,000)	2,000
Permanent difference		214,000	204,000	(29,000)
Impact of spin-out transaction		(527,000)	-	-
Impact of flow-through shares		130,000	124,000	449,000
Share issue costs		(182,000)	(129,000)	(27,000)
Adjustment to prior year’s provision versus statutory tax returns and expiry of non-capital losses		330,000	(94,000)	(108,000)
Change in unrecognized deductible temporary differences		976,000	1,105,000	(545,000)
Deferred income tax recovery	$		$-	$-

Disclosure of deferred taxes [text block]
	Year ended March 31, 2025	Year ended March 31, 2024
Deferred tax assets (liabilities)
Exploration and evaluation assets	$(1,257,000)	$(990,000)
Non-capital losses	1,257,000	990,000
	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Year ended March 31, 2025	Expiry date range year ended March 31, 2025	Year ended March 31, 2024
Temporary differences
Share issue costs	$869,000	2046 to 2049	$489,000
Investment in associate	106,000	No expiry date	-
Allowable capital losses	-	No expiry date	3,000
Net operating losses available for future period	-	No expiry date	190,000
Non-capital losses available for future period	15,182,000	2031 to 2045	12,038,000
Canada	19,837,000	2031 to 2045	11,848,000
USA	-	No expiry date	190,000